Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Acquisitions provisions from revisions to fair value adjustments	£ 21.9	£ 3.4